CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)
Balance at Dec. 31, 2009	$ (3,631,312)	$ 1,154,614	$ 3,833	$ (4,789,759)
Increase (Decrease) in Stockholder's Equity
Capital distribution to affiliate	(266,699)			(266,699)
Non-cash, stock-based compensation	15,387	15,387
Income tax (expense) benefit related to stock awards and other	559	559
Change in unrealized holding gains (losses) on available-for-sale securities, net	(68)		(68)
Capital transaction with EchoStar in connection with purchases of strategic investments, net of tax of $2,895 (Note 15)	(9,103)			(9,103)
Net income (loss)	948,676			948,676
Balance at Dec. 31, 2010	(2,942,560)	1,170,560	3,765	(4,116,885)
Increase (Decrease) in Stockholder's Equity
Dividends to DISH Orbital Corporation (Note 15)	(3,500,000)			(3,500,000)
Non-cash, stock-based compensation	31,163	31,163
Income tax (expense) benefit related to stock awards and other	5,958	5,958
Change in unrealized holding gains (losses) on available-for-sale securities, net	(5,215)		(5,215)
Net income (loss)	1,525,683			1,525,683
Balance at Dec. 31, 2011	(4,884,971)	1,207,681	(1,450)	(6,091,202)
Increase (Decrease) in Stockholder's Equity
Dividends to DISH Orbital Corporation (Note 15)	(915,858)			(915,858)
Non-cash, stock-based compensation	38,573	38,573
Income tax (expense) benefit related to stock awards and other	8,560	8,560
Change in unrealized holding gains (losses) on available-for-sale securities, net	8,047		8,047
Deferred income tax (expense) benefit attributable to unrealized gains (losses) on available-for-sale-securities	(517)		(517)
Net income (loss)	484,266			484,266
Balance at Dec. 31, 2012	$ (5,261,900)	$ 1,254,814	$ 6,080	$ (6,522,794)